Income Taxes (Details) - Schedule of net loss between domestic and foreign jurisdictions - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of net loss between domestic and foreign jurisdictions [Line Items]
Total net loss	$ (10,997,929)	$ (5,845,053)
Net Loss - Domestic [Member]
Income Taxes (Details) - Schedule of net loss between domestic and foreign jurisdictions [Line Items]
Total net loss	(10,997,929)	(5,845,053)
Net Loss Foreign [Member]
Income Taxes (Details) - Schedule of net loss between domestic and foreign jurisdictions [Line Items]
Total net loss